Net Loss Per Share - Schedule of Potentially Dilutive Securities (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	61,979,710	10,372,865
Stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	47,720,836	0
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	14,073,874	10,372,865
RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	185,000	0